Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions
Schedule of Related Party Transactions

(a)The Group entered into the following transactions with its related parties:

	For Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Marketing and platform service fees paid to Alibaba Group	351,482	518,299	655,614
Logistic service fees paid to Alibaba Group	13,052	79,182	92,887
Warehousing service revenue generated from Alibaba Group	5,105	23,698	21,539
Store operation service revenue generated from Ahead	117	10	4
Commission fee paid to Ahead	1,591	666	298
Store operation service revenue generated from AJ	—	—	29
Commission fee paid to AJ	—	—	245
Logistic service revenue from BCJ	—	3,157	2,700
Purchase of goods from Pengtai	—	13,994	—
IT service revenue generated from Pengtai	—	—	4,053
Store operation service revenue generated from Misako	—	68	1,239
Outsourcing labor cost paid to Juxi	—	—	7,326

Schedule of Related Party Balances

(b)The Group had the following balances with its related parties:

	As of December 31,
	2018	2019
	RMB	RMB
Amounts due from Alibaba Group	19,571	17,218
Amounts due from Ahead	11,058	—
Amounts due from BCJ	1,573	—
Amounts due from Misako	68	1,273
Amounts due from Pengtai	—	832
Amounts due to Pengtai	13,994	—
Amounts due to AJ	—	887
Amounts due to Juxi	—	5,909